RELATED PARTY TRANSACTIONS (Details) - Related Party	6 Months Ended
Sep. 30, 2025 USD ($)
RELATED PARTY TRANSACTIONS
Percent of accounts receivables collected	33.10%
Accounts receivable collected (in Dollars)	$ 25,789
Advance to vendors made to related parties	17.30%
Vendors made to related parties. (in Dollars)	$ 384,365
Percent of other receivables collected	16.00%
Proceeds from collection of other receivables (in Dollars)	$ 547,625
Debt instrument, interest rate, stated percentage	3.00%